Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss					$ (928)	$ (15,383)
Weighted-average common shares outstanding - basic	28,965,344	7,270,964	28,952,133	7,270,964	11,525,384	6,958,570
Weighted-average common shares outstanding - diluted	28,965,344	7,270,964	28,952,133	7,270,964	11,525,384	6,958,570
Net loss per share attributable to Fusemachines Inc. common stockholders - basic	$ (0.10)	$ (0.52)	$ (0.13)	$ (0.56)	$ (0.08)	$ (2.21)
Net loss per share attributable to Fusemachines Inc. common stockholders - diluted	$ (0.10)	$ (0.52)	$ (0.13)	$ (0.56)	$ (0.08)	$ (2.21)
Net loss per share attributable to common stockholders	$ (2,849)	$ (3,786)	$ (3,805)	$ (4,039)